Share-Based Payments (Details) - Schedule of Share Based Payment Expense Recognised in Profit or Loss - GBP (£)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Equity-settled share-based payments		£ (1,333)	£ (1,333)	£ 7,296	£ 8,818
Cash-settled share-based payments	£ 10,442,728
Total expense recognised in profit or loss	£ 10,442,728	£ (1,333)